UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Para Advisors, LLC

Address:   520 Madison Avenue
           New York, New York 10022


Form 13F File Number: 028-07296


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Harlan Schier
Title:  Chief Financial Officer
Phone:  212-527-7347

Signature,  Place,  and  Date  of  Signing:

/s/ Harlan Schier                  New York, New York                 5/15/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              39

Form 13F Information Table Value Total:  $      286,982
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
---------------------------- -------------- --------- -------- ----------------- ---------- -------- -------------------
                                                       VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
---------------------------- -------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
AGRIUM INC                   COM            008916108    2,438   25,000 SH       SOLE                 25,000      0    0
ANADARKO PETE CORP           COM            032511107    4,373   50,000 SH       SOLE                 50,000      0    0
ANADARKO PETE CORP           COM            032511107    6,559   75,000 SH  PUT  SOLE                 75,000      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR  035128206    1,178   50,000 SH       SOLE                 50,000      0    0
ANGLOGOLD ASHANTI LTD        SPONSORED ADR  035128206    2,355  100,000 SH  CALL SOLE                100,000      0    0
APPLE INC                    COM            037833100    4,427   10,000 SH       SOLE                 10,000      0    0
ASSISTED LIVING CONCPT NEV N CL A NEW       04544X300    1,189  100,000 SH       SOLE                100,000      0    0
BOEING CO                    COM            097023105    6,439   75,000 SH       SOLE                 75,000      0    0
BOEING CO                    COM            097023105    2,146   25,000 SH  CALL SOLE                 25,000      0    0
BP PLC                       SPONSORED ADR  055622104    6,353  150,000 SH  CALL SOLE                150,000      0    0
CBS CORP NW                  CL B           124857202    4,669  100,000 SH       SOLE                100,000      0    0
CLEARWATER PAPER CORP        COM            18538R103    5,269  100,000 SH       SOLE                100,000      0    0
COMMONWEALTH REIT            COM SH BEN INT 203233101    3,927  175,000 SH       SOLE                175,000      0    0
CURRENCYSHS JAPANESE YEN TR  JAPANESE YEN   23130A102    7,804   75,000 SH  PUT  SOLE                 75,000      0    0
CURRENCYSHARES AUSTRALIAN DL AUSTRALIAN DOL 23129U101    5,195   50,000 SH  PUT  SOLE                 50,000      0    0
DEAN FOODS CO NEW            COM            242370104    2,720  150,000 SH       SOLE                150,000      0    0
DEVON ENERGY CORP NEW        COM            25179M103    4,232   75,000 SH       SOLE                 75,000      0    0
DOLLAR GEN CORP NEW          COM            256677105    2,529   50,000 SH       SOLE                 50,000      0    0
EXPRESS SCRIPTS HLDG CO      COM            30219G108    4,322   75,000 SH       SOLE                 75,000      0    0
FACEBOOK INC                 CL A           30303M102    3,837  150,000 SH  CALL SOLE                150,000      0    0
FERRO CORP                   COM            315405100    2,025  300,000 SH       SOLE                300,000      0    0
FOREST LABS INC              COM            345838106    3,804  100,000 SH       SOLE                100,000      0    0
HESS CORP                    COM            42809H107    7,161  100,000 SH  CALL SOLE                100,000      0    0
ISHARES TR                   RUSSELL 2000   464287655   61,380  650,000 SH  PUT  SOLE                650,000      0    0
MICROSOFT CORP               COM            594918104    4,291  150,000 SH       SOLE                150,000      0    0
MICROSOFT CORP               COM            594918104    7,153  250,000 SH  CALL SOLE                250,000      0    0
PENNYMAC MTG INVT TR         COM            70931T103    2,589  100,000 SH       SOLE                100,000      0    0
PERKINELMER INC              COM            714046109    1,682   50,000 SH       SOLE                 50,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   78,335  500,000 SH  PUT  SOLE                500,000      0    0
TALISMAN ENERGY INC          COM            87425E103    2,450  200,000 SH       SOLE                200,000      0    0
TE CONNECTIVITY LTD          REG SHS        H84989104    4,193  100,000 SH       SOLE                100,000      0    0
TEVA PHARMACEUTICAL INDS LTD ADR            881624209    3,968  100,000 SH       SOLE                100,000      0    0
THE ADT CORPORATION          COM            00101J106    4,894  100,000 SH       SOLE                100,000      0    0
TITAN INTL INC ILL           COM            88830M102    4,216  200,000 SH       SOLE                200,000      0    0
URS CORP NEW                 COM            903236107    4,741  100,000 SH       SOLE                100,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209    2,840  100,000 SH       SOLE                100,000      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209    2,840  100,000 SH  CALL SOLE                100,000      0    0
WILLIAMS COS INC DEL         COM            969457100    5,619  150,000 SH       SOLE                150,000      0    0
ZYNGA INC                    CL A           98986T108      840  250,000 SH       SOLE                250,000      0    0
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